THE ADVISORS’ INNER CIRCLE FUND (the “Trust”)

Westwood LargeCap Value Fund (the “Fund”)

Supplement dated September 13, 2019 to:

•	the Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019, as supplemented August 29, 2019 (the “Institutional Summary Prospectus”);
•	the Fund’s A Class Shares Summary Prospectus, dated March 1, 2019, as supplemented July 26, 2019 (the “A Class Summary Prospectus” and, together with the Institutional Summary Prospectus, the “LargeCap Value Summary Prospectuses”);
•	the Fund’s Institutional Shares Statutory Prospectus, dated March 1, 2019, as supplemented March 22, 2019, May 17, 2019, July 29, 2019, August 22, 2019 and August 29, 2019 (the “Institutional Prospectus”);
•	the Fund’s A Class Shares Statutory Prospectus, dated March 1, 2019, as supplemented March 22, 2019, July 26, 2019 and August 29, 2019 (the “A Class Prospectus” and, together with the Institutional Prospectus, the “LargeCap Value Statutory Prospectuses”); and
•	the Fund’s Statement of Additional Information, dated March 1, 2019, as supplemented March 22, 2019, May 17, 2019, July 29, 2019, August 22, 2019 and August 29, 2019 (the “SAI”).

This supplement provides new and additional information beyond that contained in the LargeCap Value Summary Prospectuses, LargeCap Value Statutory Prospectuses and SAI, and should be read in conjunction with the LargeCap Value Summary Prospectuses, LargeCap Value Statutory Prospectuses and SAI.

Mr. William Sheehan has replaced Dr. Varun V. Singh as a portfolio manager for the Westwood LargeCap Value Fund. Accordingly, the LargeCap Value Summary Prospectuses, LargeCap Value Statutory Prospectuses and SAI are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” sections of the LargeCap Value Summary Prospectuses, and the corresponding sections of the LargeCap Value Statutory Prospectuses, the disclosure related to Dr. Singh is hereby deleted and replaced with the following:

Mr. William Sheehan, CFA, Vice President, has managed the Fund since 2019.

2.	In the “Portfolio Managers” sections of the LargeCap Value Statutory Prospectuses, the paragraph relating to Dr. Singh is hereby deleted and replaced with the following:

Mr. William Sheehan, CFA, has served as Vice President, Research Analyst for the Adviser since joining the Adviser 2018. He has served on the portfolio team for the Westwood LargeCap Value Fund since 2019. From 2015 to 2017, Mr. Sheehan was an analyst at Citadel, LLC focused on the technology sector. Mr. Sheehan was an analyst at Boardman Bay Capital Management from 2013 to 2015 and prior to that he held several roles investing across the technology, media and telecom sectors. Mr. Sheehan earned a Bachelor of Science in degree in economics from The Wharton School at the University of Pennsylvania. He is a member of the CFA Institute. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Sheehan has more than 11 years of investment experience.

3.	In “The Portfolio Managers” section of the SAI, the row in the “Fund Shares Owned by the Portfolio Managers” table relating to Dr. Singh is hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares
William Sheehan, CFA	None†

†	Valuation date is August 30, 2019.

4.	In “The Portfolio Managers” section of the SAI, the row in the “Other Accounts” table relating to Dr. Singh is hereby deleted and replaced with the following:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
William Sheehan, CFA†	0	0	0	0	2	$0.18

†	Valuation date is August 30, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WHG-SK-069-0100